CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ (136,721)	$ (76,412)	$ (13,671)
Foreign currency translation gain (loss)	3,883	(12,477)	0
Unrealized gain (loss) on available for sale investments	(309)	14	0
Comprehensive loss	(133,147)	(88,875)	(13,671)
Comprehensive income (loss) attributable to non-controlling interests	4,013	(249)	(129)
Comprehensive loss attributable to Magnum Hunter Resources Corporation	$ (129,134)	$ (89,124)	$ (13,800)